Change in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Goodwill [Line Items]
Goodwill Beginning balance	$ 1,634	$ 1,634		$ 1,634
Impairment			(1,670)
Goodwill Ending balance	$ 1,634	$ 1,634	$ 1,634	$ 1,634